Subsequent Events (Details Narrative) - USD ($)				3 Months Ended
	Jul. 21, 2021	Jun. 23, 2021	May 26, 2021	Jul. 31, 2021	Oct. 02, 2021	Jul. 23, 2021	Apr. 30, 2021	Apr. 30, 2020
Borrowings							$ 6,143,223	$ 2,100,000
Debt Instrument face amount							$ 6,143,223
Subsequent Event [Member]
Number of stock issued		600,000
Hold back percentage		10.00%
Subsequent Event [Member] | Related Party [Member]
Borrowings					$ 500,000	$ 500,000
Interest rate					12.00%	12.00%
One Vendor and Two Employees [Member] | Subsequent Event [Member] | Marketing and Other Services [Member]
Shares issued for services, shares				68,965
Six Brand Ambassadors [Member] | Subsequent Event [Member]
Shares issued for services, shares				90,937
Loan Agreement [Member] | Subsequent Event [Member]
Interest rate	15.00%
Debt Instrument face amount	$ 2,000,000
Proceeds from line of credit	$ 300,000
Loan Agreement [Member] | Related Party Lender [Member] | Subsequent Event [Member]
Borrowings			$ 6,220,000
Number of stock issued			1,636,843
Membership Interest Purchase Agreement [Member] | Subsequent Event [Member]
Number of stock issued		540,000
Membership interest purchase agreement, description		the Company entered into a membership interest purchase agreement ("MIPA") with Charles Ruddy (the "Seller") to acquire a 100% ownership stake in Foundation Sports Systems, LLC ("Foundation Sports") in exchange for 1,000,000 shares of common stock of the Company to be issued to the Seller and two other Foundation Sports employees in three tranches (the "Purchase Price"): (i) 600,000 shares of common stock on the closing date, 200,000 shares of common stock on the first anniversary of the closing date and (iii) 200,000 shares of common stock on the second anniversary of the closing date (collectively, the "Shares"), provided that 10% of the Shares of each tranche will be held back by the Company and not delivered to the recipients for a period of 12 months from the date of their issuance.
Hold back shares		60,000